Risks and Concentration	12 Months Ended
Dec. 31, 2022
Risks and Concentration
Risks and Concentration
3	Risks and Concentration
a	Credit risk

Financial instruments that potentially subject the Group to concentration of credit risk consist primarily of cash and cash equivalents and time deposits. The Group limits its exposure to credit loss by depositing its cash and cash equivalents and time deposits with financial institutions in the PRC, Hong Kong, Philippines, Singapore, Malaysia and the United States, which are among the largest and most reputable banks with high ratings from internationally-recognized rating agencies, which management believes are of high credit quality. The Group periodically reviews these institutions’ reputations, track records and reported reserves.

As of December 31, 2021 and 2022, the Group had US$3,824 and US$5,136 in cash and cash equivalents with large banks in Hong Kong, respectively. Hong Kong has an official Deposit Protection Scheme (DPS), similar to the Federal Deposit Insurance Corporation (FDIC) in the United States. Deposits in the licensed banks are protected by DPS, up to a limit of HKD500. In addition, the Group believes that the risk of failure of the Hong Kong bank is remote.

As of December 31, 2021 and 2022, the Group had US$1,098 and US$2,814 in cash and cash equivalents, US$17,614 and nil in time deposits with large domestic banks in China, respectively. In May 2015, a new Deposit Insurance System (DIS) managed by the People’s Bank of China (‘‘PBOC’’) was implemented by the Chinese government. Deposits in the licensed banks are protected by DIS, up to a limit of RMB500. In addition, the Group believes that the risk of failure of the banks in China is remote.

3	Risks and Concentration (Continued)
b	Major customers and supplying channels

There were no customers whose revenues individually represent greater than 10% of the total revenues of the Group for the years ended December 31, 2020, 2021 and 2022.

Also there were no distribution channels that individually represent greater than 10% of the total revenues of the Group for the years ended December 31, 2020, 2021 and 2022.

c	Concentration of foreign currency risks

For the years ended December 31, 2020 and 2021, the majority of the Group’s revenues derived were in RMB. As the Group began to focus on international business and divesting the China Mainland Business from 2022, the majority of the Group’s revenues derived were in USD. What’s more, effective January 1, 2022, the Company chooses to change its reporting currency from RMB to USD. The financial statements of these subsidiaries which operates in China and Philippine are translated into U.S. dollars using period-end rates of exchange for assets and liabilities, historical rates of exchange for equity, and average rates of exchange for revenue and expenses. Translation gains (losses) are recorded in accumulated other comprehensive income/(loss) as a component of stockholders’ equity.

Unrealized foreign exchange gains and losses due to re-measurement of monetary assets and liabilities denominated in non-functional currencies as well as realized foreign exchange gains and losses on foreign exchange transactions are recorded in other income (expense), net in the consolidated statements of operations.

d	Foreign currency exchange rate risks

From 2022, most of the Group’s revenues generated from the international business and denominated in USD. However, as the request of service fee payments to all of the Philippine tutors, a significant portion of the costs are incurred in Philippine Pesos. The Philippines continues to experience inflation, currency declines and shortages of foreign exchange. The Group also has a portion of operating expenses denominated in RMB. The value of RMB against the U.S. dollar may fluctuate significantly and unpredictably. The fluctuations of the RMB against the US$ was approximately 6.5% depreciation, 2.3% depreciation and 9.2% appreciation in 2020, 2021 and 2022, respectively. It is difficult to predict how market forces or PRC or U.S. government policy may impact the exchange rate between the RMB and the US$ in the future. The Group is exposed to the risk of cost increases due to inflation in the Philippines and the depreciation of Renminbi. As the Group currently engages a third-party vendor to handle the payment of the service fees of the independently contracted tutors in the Philippines, and the Group settles the balance with them in U.S.dollars, the Group is also exposed to the risk of an increase in the value of the U.S.dollar relative to Renminbi. The Group does not currently engage in any transactions as a hedge against risk of loss due to foreign currency fluctuations.